INVENTORY (Tables)	3 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory, net of allowances, in the condensed consolidated balance sheets as of March 31, 2024 and December 31, 2023 were as follows:

	March 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Finished products	$270,037	$233,092
Raw materials and work in progress	75,594	70,035
Crop growing costs	22,322	29,016
Agricultural and other operating supplies	41,529	46,449
Inventories, net of allowances	$409,482	$378,592